ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Changes in Equity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 123,679,000	$ 266,597,000	$ 397,633,000
Stock option exercised, shares	0
Share-based compensation	$ 45,000	343,000	773,000
Foreign currency translation adjustment	(2,974,000)	35,716,000	(24,140,000)
Net (loss)	(93,419,000)	(179,181,000)	(89,242,000)
Acquisition of equity interests from non-controlling interests shareholders	(795,000)	(1,414,000)	(30,956,000)
Capital contribution from non-controlling interests		1,863,000	11,195,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest	795,000	1,414,000	30,956,000
Ending Balance	$ 14,399,000	$ 123,679,000	$ 266,597,000
Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	125,629,779	125,629,779	124,395,645
Beginning Balance	$ 128,000	$ 128,000	$ 128,000
Share-based compensation		0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	$ 0	0	0
Acquisition of equity interests from non-controlling interests shareholders		0	0
Capital contribution from non-controlling interests		0	0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		$ 0	$ 0
Ending Balance, shares	125,664,777	125,629,779	125,629,779
Ending Balance	$ 128,000	$ 128,000	$ 128,000
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	286,739,000	287,094,000	317,414,000
Share-based compensation	45,000	343,000	773,000
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders	(945,000)	(1,414,000)	(34,570,000)
Capital contribution from non-controlling interests		716,000	3,477,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest	945,000	1,414,000	34,570,000
Ending Balance	284,726,000	286,739,000	287,094,000
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(2,351,000)	(2,351,000)	(3,778,000)
Share-based compensation		0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders		0	0
Capital contribution from non-controlling interests		0	0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0	0
Ending Balance	(2,351,000)	(2,351,000)	(2,351,000)
(Accumulated deficits) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(172,318,000)	(15,842,000)	49,876,000
Share-based compensation		0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	(90,097,000)	(156,476,000)	(65,625,000)
Acquisition of equity interests from non-controlling interests shareholders		0	0
Capital contribution from non-controlling interests		0	0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0	0
Ending Balance	(262,415,000)	(172,318,000)	(15,842,000)
Accumulated other comprehensive Income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	35,451,000	(292,000)	22,928,000
Share-based compensation		0	0
Foreign currency translation adjustment	(4,140,000)	35,743,000	(23,220,000)
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders		0	0
Capital contribution from non-controlling interests		0	0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0	0
Ending Balance	31,311,000	35,451,000	(292,000)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	147,649,000	268,737,000	386,568,000
Stock option exercised			1,334,000
Stock Issued During Period, Value, Acquisitions	18,000
Share-based compensation	45,000	343,000	773,000
Foreign currency translation adjustment	(4,140,000)	35,743,000	(23,220,000)
Net (loss)	(90,097,000)	(156,476,000)	(65,625,000)
Acquisition of equity interests from non-controlling interests shareholders	945,000	(1,414,000)	(34,570,000)
Capital contribution from non-controlling interests	(1,131,000)	716,000	3,477,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest	(945,000)	1,414,000	34,570,000
Ending Balance	$ 51,399,000	$ 147,649,000	$ 268,737,000
Parent Company [Member] | Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	125,629,779	125,629,779	124,395,645
Beginning Balance	$ 128,000	$ 128,000	$ 128,000
Stock option exercised, shares			1,234,134
Stock option exercised			$ 0
Stock Issued During Period, Shares, Acquisitions	34,998
Stock Issued During Period, Value, Acquisitions	$ 30
Share-based compensation		0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	$ 0	0	0
Acquisition of equity interests from non-controlling interests shareholders		0	0
Capital contribution from non-controlling interests		0	0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		$ 0	$ 0
Ending Balance, shares	125,664,777	125,629,779	125,629,779
Ending Balance	$ 128,000	$ 128,000	$ 128,000
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	286,739,000	287,094,000	317,414,000
Stock option exercised			0
Stock Issued During Period, Value, Acquisitions	18,000
Share-based compensation	45,000	343,000	773,000
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders	945,000	(1,414,000)	(34,570,000)
Capital contribution from non-controlling interests	(1,131,000)	716,000	3,477,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest	(945,000)	1,414,000	34,570,000
Ending Balance	284,726,000	286,739,000	287,094,000
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(2,351,000)	(2,351,000)	(3,778,000)
Stock option exercised			1,427,000
Share-based compensation		0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders		0	0
Capital contribution from non-controlling interests		0	0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0	0
Ending Balance	(2,351,000)	(2,351,000)	(2,351,000)
Parent Company [Member] | (Accumulated deficits) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(172,318,000)	(15,842,000)	49,876,000
Stock option exercised			(93,000)
Share-based compensation		0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	(90,097,000)	(156,476,000)	(65,625,000)
Acquisition of equity interests from non-controlling interests shareholders		0	0
Capital contribution from non-controlling interests		0	0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0	0
Ending Balance	(262,415,000)	(172,318,000)	(15,842,000)
Parent Company [Member] | Accumulated other comprehensive Income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	35,451,000	(292,000)	22,928,000
Stock option exercised			0
Share-based compensation		0	0
Foreign currency translation adjustment	(4,140,000)	35,743,000	(23,220,000)
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders		0	0
Capital contribution from non-controlling interests		0	0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0	0
Ending Balance	$ 31,311,000	$ 35,451,000	$ (292,000)